Deposits(Table)	12 Months Ended
Dec. 31, 2020
Deposits From Customers Abstract [Abstract]
Deposit Liabilities Type Table Text Block [Text Block]

Details of deposits as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	127,790,349	￦	162,155,728
Demand deposits in foreign currencies		8,550,068		14,473,832

		136,340,417		176,629,560

Time deposits
Time deposits in Korean won		157,653,603		149,435,968

		157,653,603		149,435,968

Time deposits in foreign currencies		7,377,173		10,043,679
Fair value adjustments on fair value hedged time deposits in foreign currencies		(18,391)		2,089

		7,358,782		10,045,768

		165,012,385		159,481,736

Certificates of deposits		4,239,969		2,468,924

	￦	305,592,771	￦	338,580,220